Property and Equipment, Net	12 Months Ended
Sep. 30, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
Computer hardware	40,390	63,367	8,092
Sub-total	40,390	63,367	8,092
Less: accumulated depreciation	(6,879)	(8,250)	(1,054)
Property and equipment, net	33,511	55,117	7,038

Total depreciation expense recognized for the years ended September 30, 2021, 2022 and 2023 is allocated to the following expense item:

	(Predecessor)		(Successor)
	As of September 30,
	2021	2022	2023
	HK$	HK$	HK$
General and administrative expense	450	6,429	9,904
Total depreciation expense	450	6,429	9,904

Depreciation expense recognized for the years ended September 30, 2021, 2022 and 2023 were approximately HK$450, HK$6,429 and HK$9,904 (US$1,265), respectively.